Submission	Aug. 01, 2025
Submission [Line Items]
Central Index Key	0000024545
Registrant Name	MOLSON COORS BEVERAGE CO
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES